Average Annual Total Returns - R6 Shares - JPMorgan Mortgage-Backed Securities Fund	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. MBS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. MBS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. MBS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	5.75%	4.03%	3.82%	4.35%	2.61%	2.38%	3.52%	2.47%	2.32%	3.87%	3.05%	3.01%